Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
9.  Subsequent Events

Management performed its evaluation of subsequent events through the date of filing, and has determined that there were   no subsequent events requiring adjustments of or disclosure in the financial statements other than those disclosed below.

Effective April 1, 2014, the ongoing Placement Agent fee paid by the Partnership to Morgan Stanley Wealth Management will be reduced for Class A Unit holders from an annual rate of 3.375% to an annual rate of 2.00% of the net asset value of a limited partner's Class A Units.